Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.80%
Innovator U.S. Equity Accelerated Plus ETF® - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.50%
Innovator U.S. Equity Accelerated Plus ETF® - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator U.S. Equity Accelerated Plus ETF® - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Accelerated Plus ETF® - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $636.39 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(33.60%)